Leases (Tables)	12 Months Ended
Mar. 31, 2020
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Disclosure of quantitative information about right-of-use assets
The carrying amount of right of use assets at March 31, 2020 and April 1, 2019 consisted of the following:

	Land and buildings	Other tangible assets (1)	Intangible assets (2)	Total
	(In millions)
Net carrying amount at April 1, 2019	¥373,410	¥32,771	¥12,745	¥418,926
Depreciation	81,291	11,700	3,154	96,145
Net carrying amount at March 31, 2020	344,624	32,134	9,210	385,968

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.

Maturity Analysis of Lease Liability
The maturity analysis of lease liabilities at March 31, 2020 was as follows:

At March 31, 2020
(In millions)
Not later than one year	¥78,719
Later than one year and not later than five years	176,426
Later than five years	145,722

Total	400,867
Less: Future interest charges	(14,979)

Lease liabilities (1)	¥385,888

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”

Carrying Amount of Assets Held under Finance Leases
The carrying amount of assets held under finance leases at March 31, 2019 consisted of the following:

At March 31, 2019
(In millions)
Tangible assets:
Land and buildings	¥2,520
Other tangible assets (1)	23,029

Total (2)	25,549

Intangible assets:
Software	991

Total	¥26,540

(1)	Other tangible assets include mainly equipment, machinery and vehicles.
(2)	Cross-reference to Leased assets in Note 12 “Property, Plant and Equipment.”

Total of Future Minimum Lease Payments and Their Present Value Under Finance Leases
The total of future minimum lease payments and their present value under finance leases at March 31, 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥8,478
Later than one year and not later than five years	19,392
Later than five years	5,322

Total	33,192
Less: Future interest charges	(2,813)

Present value of finance lease commitments (1)	¥30,379

(1)	Present value of finance lease commitments is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”

Total Amounts of Future Minimum Lease Payments Receivable Under Non-cancellable Operating Leases
The total amounts of future minimum lease payments under
non-cancellable
operating leases at March 31, 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥47,600
Later than one year and not later than five years	132,720
Later than five years	140,011

Total future minimum lease payments under non-cancellable operating leases	¥320,331

Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases
Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2020 was as follows:

	At March 31, 2020
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥40,225	¥10,544	¥29,681	¥2,814
Later than one year and not later than two years	104,817	9,528	95,289	15,211
Later than two years and not later than three years	33,160	6,565	26,595	2,670
Later than three years and not later than four years	27,542	4,660	22,882	1,102
Later than four years and not later than five years	58,947	3,446	55,501	11,663
Later than five years	45,724	6,123	39,601	14,902

Total	¥310,415	¥40,866	¥269,549	¥48,362

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.

Finance lease receivable at March 31, 2019
The gross investment in the lease, unearned finance income, present value of the minimum lease payments receivable and unguaranteed residual values under finance leases at March 31 2019 were as follows:

	At March 31, 2019
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥65,963	¥13,053	¥52,910	¥14,894
Later than one year and not later than five years	214,042	26,713	187,329	27,186
Later than five years	57,589	10,202	47,387	24,282

Total	¥337,594	¥49,968	¥287,626	¥66,362

(1)	Present value of the minimum lease payments receivable and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.

Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2020 were as follows:

At March 31, 2020
(In millions)
Not later than one year	¥31,499
Later than one year and not later than two years	24,137
Later than two years and not later than three years	16,935
Later than three years and not later than four years	11,799
Later than four years and not later than five years	7,148
Later than five years	12,636

Total	¥104,154

The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥35,937
Later than one year and not later than five years	67,235
Later than five years	18,007

Total	¥121,179